Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Sep. 26, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000007087 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,897	$ 10,897	$ 10,897	$ 10,897	$ 10,663	$ 10,493	$ 11,294	$ 11,548	$ 11,193	$ 10,614	$ 10,319		$ 10,232	$ 10,183	$ 10,000
Average Annual Return, Percent	2.19%	(0.54%)		0.86%
C000007088 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 55,027	$ 55,027	55,027	$ 55,027	53,798	52,885	56,863	58,088	56,246	53,280	51,752		51,263	50,964	50,000
Average Annual Return, Percent	2.28%	(0.44%)		0.96%
C000193720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 145,202,613	$ 145,202,613	$ 145,202,613	$ 145,202,613	129,343,262	134,285,669	151,269,355	117,295,167	124,382,109	106,513,279	97,110,506	$ 100,000,000
Average Annual Return, Percent	12.26%	3.14%	5.21%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	$ 11,256	$ 11,256	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347		10,129	9,984	10,000
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 261,837,930	$ 261,837,930	$ 261,837,930	$ 261,837,930	207,351,751	174,033,798	190,031,179	160,368,676	133,035,562	110,518,068	113,147,952	100,000,000
Average Annual Return, Percent	26.28%	14.50%	14.00%
Bloomberg U S GNMA Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. GNMA Bond Index
Account Value	$ 10,895	$ 10,895	$ 10,895	$ 10,895	10,679	10,516	11,270	11,556	11,219	10,634	10,327		$ 10,239	$ 10,210	$ 10,000
Average Annual Return, Percent	2.02%	(0.59%)		0.86%
Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Spliced Index
Account Value	$ 145,923,277	$ 145,923,277	$ 145,923,277	$ 145,923,277	$ 129,880,851	$ 134,763,813	$ 151,683,298	$ 117,542,026	$ 124,572,985	$ 106,637,183	$ 97,144,679	$ 100,000,000
Average Annual Return, Percent	12.35%	3.21%	5.28%